Shareholder Report, Holdings (Details) - C000009521 [Member]	Jan. 31, 2026
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.48%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.85%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.99%